Form N-1A Cover	May 27, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Investment Company Type	N-1A
Document Period End Date	May 27, 2026
Prospectus Date	Sep. 26, 2025